Schedule of Contractholder Funds Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance [Line Items]
Balance, beginning of year	$ 3,018,733	$ 3,185,887	$ 3,402,594
Deposits	103,107	105,671	103,041
Interest credited	97,355	102,805	108,730
Benefits	(108,819)	(122,109)	(137,834)
Surrenders and partial withdrawals	(166,388)	(172,856)	(211,171)
Contract charges	(74,733)	(73,866)	(72,575)
Net transfers from separate accounts	54	133	252
Other adjustments	5,575	(6,932)	(7,150)
Balance, end of year	$ 2,874,884	$ 3,018,733	$ 3,185,887